ICON EQUITY FUND

Portfolio of Investments

September 30, 2022

Security Description	Shares	Value
Common Stock (77.72%)

Basic Materials (0.82%)
The Chemours Co	18,800	$463,420

Communications (6.64%)
Extreme Networks Inc*	286,479	3,744,280

Consumer, Cyclical (5.72%)
Magna International Inc	28,200	1,337,244
NIKE Inc	22,700	1,886,824
Total Consumer, Cyclical		3,224,068

Consumer, Non-Cyclical (11.20%)
Anheuser-Busch InBev SA	18,800	849,008
Euronet Worldwide Inc*	13,350	1,011,396
Global Payments Inc	18,862	2,038,039
Performance Food Group Co*	29,000	1,245,550
The Boston Beer Co Inc*	3,600	1,165,140
Total Consumer, Non-Cyclical		6,309,133

Energy (3.24%)
Baker Hughes Co	73,200	1,534,272
Diamondback Energy Inc	2,400	289,104
Total Energy		1,823,376

Financial (21.01%)
American Equity Investment Life Holding Co	46,200	1,722,798
Bank of America Corp	32,488	981,138
JPMorgan Chase & Co	10,200	1,065,900
LPL Financial Holdings Inc	14,000	3,058,720
Mastercard Inc	11,629	3,306,590
Truist Financial Corp	39,100	1,702,414
Total Financial		11,837,560

Industrial (22.54%)
Advanced Drainage Systems Inc	19,900	2,474,963
Alamo Group Inc	19,500	2,384,265
Armstrong World Industries Inc	21,600	1,711,368
Chart Industries Inc*	18,000	3,318,300
CSX Corp	36,200	964,368
Trinity Industries Inc	86,800	1,853,180
Total Industrial		12,706,444

Technology (6.55%)
Adobe Inc*	3,100	853,120
EPAM Systems Inc*	7,830	2,835,948
Total Technology		3,689,068

Total Common Stock (Cost $35,466,693)		43,797,349

Investment Companies (22.46%)

Exchange-Traded Funds (1.83%)
Direxion Daily Semiconductors Bear 3x Shares*	6,700	473,891
ProShares Short QQQ*	37,300	556,516
Total Exchange-Traded Funds		1,030,407

Money Market Funds (20.63%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 2.780%)	11,624,159	11,624,159

Total Investment Companies (Cost $12,363,176)		12,654,566

Total Investments (Cost $47,829,869) (100.18%)		$56,451,915
Liabilities in Excess of Other Assets (-0.18%)		(103,084)
Net Assets (100.00%)		$56,348,831

*	Non-income producing security.